History and activity of the Company - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 15, 2024 $ / shares shares	Feb. 13, 2024 MXN ($) $ / shares shares	Sep. 30, 2024 MXN ($) Stores	Sep. 30, 2023 MXN ($)	Sep. 30, 2024 MXN ($) Stores $ / shares	Sep. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($) Stores	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Nov. 22, 2024 Stores	Feb. 14, 2024 MXN ($)	Feb. 14, 2024 USD ($)	Oct. 25, 2023 MXN ($) Stores	Oct. 25, 2023 USD ($) Stores
History and activity of the company [line items]
Negative share capital and an accounting deficit			$ 3,931,264	$ (4,619,992)	$ 3,931,264	$ (4,619,992)	$ (4,634,848)	$ (4,713,261)	$ (4,451,940)
Net proceeds received		$ 7,812,065
Initial public offering price | $ / shares					$ 17.5
Cost of sales on inventory obsolescence			$ 12,490,108	$ 9,618,847	$ 34,414,213	$ 26,733,603	37,038,542	$ 27,655,643	$ 19,655,090
Subsequent Event
History and activity of the company [line items]
Net proceeds received											$ 7,820,862	$ 458,976,159
Class A Common Shares | Major Ordinary Share Transactions
History and activity of the company [line items]
Additional Number of Shares Sold | shares	5,049,088	5,610,098
Initial public offering price | $ / shares	$ 17.5	$ 17.5
Otis Hurricane
History and activity of the company [line items]
Cost of sales on inventory obsolescence							30,409
Hurricane Otis
History and activity of the company [line items]
Number of stores operated | Stores													54	54
Number of stores closed | Stores													51	51
Impairment loss recognized as other expenses							42,422
Expenses related to theft, debris removal and equipment repairs							7,598
Cost of sales on inventory obsolescence							$ 30,409
Number of stores reopened | Stores							12
Fixed costs on the closed stores													$ 11,818
Maximum liability limit amount													$ 63,197	$ 3,586,750
Hurricane Otis | Subsequent Event
History and activity of the company [line items]
Number of stores reopened | Stores										50
Mexican Subsidiaries | BBB Foods Limited Partnership
History and activity of the company [line items]
Proportion of ownership interest in subsidiary					99.99%		99.99%
Mexican Subsidiaries | Lothian Shelf Limited
History and activity of the company [line items]
Proportion of ownership interest in subsidiary					0.01%		0.01%
BBB Foods Inc.
History and activity of the company [line items]
Number of entities controlled | Stores			2		2		2